Primary and secondary segments reporting - Schedule of reconciliation of consolidated profit after tax to operating profit before tax (Details) - EUR (€) € in Millions	8 Months Ended	12 Months Ended
	Aug. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of statutory results to underlying results
Net interest income		€ 43,261	€ 38,619	€ 33,370
Net fee income		12,057	11,790	10,502
Gains (losses) on financial transactions		2,633	1,653	1,563
Other operating income		(528)	55	969
Total income		57,423	52,117	46,404
Administrative expenses, depreciation and amortisation		(25,425)	(23,903)	(21,415)
Net operating income		31,998	28,214	24,989
Net loan-loss provisions		(12,932)	(10,836)	(7,436)
Other gains (losses) and provisions		(2,607)	(2,128)	(3,006)
Operating profit/(loss) before tax	€ 5,109	16,459	15,250	14,547
Tax on profit	€ (267)	(4,276)	(4,486)	(4,894)
Profit/(loss) from continuing operations		12,183	10,764	9,653
Profit from discontinued operations (net)		0	0	0
Profit/(loss) for the year		12,183	10,764	9,653
Non-controlling interests		(1,107)	(1,159)	(1,529)
Attributable profit to the parent		11,076	9,605	8,124
Release of provision corresponding to results from commitments and contingent risks		(24)	(27)	29
Statutory results
Reconciliation of statutory results to underlying results
Net interest income		43,261	38,619	33,370
Net fee income		12,057	11,790	10,502
Gains (losses) on financial transactions		2,633	1,653	1,563
Other operating income		(304)	92	969
Total income		57,647	52,154	46,404
Administrative expenses, depreciation and amortisation		(25,425)	(23,903)	(21,415)
Net operating income		32,222	28,251	24,989
Net loan-loss provisions		(12,458)	(10,509)	(7,436)
Other gains (losses) and provisions		(3,066)	(2,492)	(2,293)
Operating profit/(loss) before tax		16,698	15,250	15,260
Tax on profit		(4,489)	(4,486)	(5,076)
Profit/(loss) from continuing operations		12,209	10,764	10,184
Profit from discontinued operations (net)		0	0	0
Profit/(loss) for the year		12,209	10,764	10,184
Non-controlling interests		(1,133)	(1,159)	(1,530)
Attributable profit to the parent		11,076	9,605	8,654
Release of provision corresponding to results from commitments and contingent risks		(24)	(27)	29
Adjustments
Reconciliation of statutory results to underlying results
Net interest income		0	0	0
Net fee income		0	0	0
Gains (losses) on financial transactions		0	0	0
Other operating income		224	37	0
Total income		224	37	0
Administrative expenses, depreciation and amortisation		0	0	0
Net operating income		224	37	0
Net loan-loss provisions		474	327	0
Other gains (losses) and provisions		(459)	(364)	713
Operating profit/(loss) before tax		239	0	713
Tax on profit		(213)	0	(182)
Profit/(loss) from continuing operations		26	0	531
Profit from discontinued operations (net)		0	0	0
Profit/(loss) for the year		26	0	531
Non-controlling interests		(26)	0	(1)
Attributable profit to the parent		€ 0	€ 0	€ 530